Loans payable	12 Months Ended
Apr. 30, 2019
Text block [abstract]
Loans payable
10.	Loans payable

On June 18, 2018, the Company completed a private placement of secured bonds in the aggregate principal amount of $3,000 (the “Bonds”) less structuring and finder’s fees of $60 cash and $171 attributed to finders warrants, totaling $231 (the “Discount”). The Bonds bear interest at 8% per annum, payable on maturity, and mature on June 18, 2020. The Bonds are secured by a charge over all of the Company’s and its subsidiaries assets.

The Company has issued 3,000,000 warrants to the bond holders, each warrant entitling the bond holders to acquire one share of Starcore at a price of $0.20, expiring on June 18, 2021. The Company determined a value of $171 on the warrants, which was included in the Discount, based on the Black-Scholes model with the following assumptions:

Stock price	$0.17
Exercise price	$0.20
Dividend rate	0%
Expected Life	3 years
Expected annual volatility	56%
Risk-free rate	1.45%

During the prior year ended April 30, 2018, the Company secured $1,283 (USD $1,000) loan (“Loan”) with a lender. The Loan is secured against certain assets of the Company and bears interest at 8% per annum, compounded and paid annually. The full principal plus accrued interest on the loan shall be repayable to the lender on October 25, 2019.

During the year ended July 31, 2015, the Company secured a $1,305 (USD $1,000) loan with a lender, bearing interest at 8% per annum, compounded annually. The full principal of $1,213 plus accrued interest of $311 for a total of $1,524 on the loan was repaid to the lender during the year ended April 30, 2018.

Changes to the loan payable balance during the year ended April 30, 2019 and the year ended April 30, 2018, are as follows:

	Principal	Interest	Discount	Total
Balance, April 30, 2017	$1,366	$280	$—	$1,646
Financing, October 25, 2017	1,283	—	—	1,283
Repayment on debt	(1,213)	(311)	—	(1,524)
Interest accrual	—	83	—	83
Foreign exchange adjustment	(154)	—	—	(154)

Balance, April 30, 2018	1,282	52	—	1,334
Financing, June 18 2018	3,000	—	(231)	2,769
Discount	0	0	101	101
Interest accrual	0	325	0	325
Foreign exchange adjustment	59	0	0	59

Balance, April 30, 2019	$4,341	$377	$(130)	$4,588

	April 30, 2019	April 30, 2018
Current	$1,507	$—
Non-Current	3,081	1,334

	$4,588	$1,334

Subsequent to April 30, 2019, the Company paid $240 related to the interest on the Bonds.

The Company’s financing costs for the year ended April 30, 2019, 2018, and 2017 as reported on its Consolidated Statement of Operations and Comprehensive Income (Loss) can be summarized as follows:

For the year ended April 30,	2019	2018	2017
Unwinding of discount on rehabilitation and closure accretion (note 11)	$90	$64	$80
Discount unwinding on debt repaid (note 10)	101	—	48
San Pedrito Interest (note 8)	(159)	—	—
Extension fee	0	—	45
Interest on diesel equipment lease	21	—	—
Interest expense on debt (note 10)	325	83	536
Interest revenue	(67)	(86)	(83)

	$311	$61	$626